Expense Example - FidelityMidCapValueFund-AMCIZPRO - FidelityMidCapValueFund-AMCIZPRO - Fidelity Mid Cap Value Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Mid Cap Value Fund - Class A
Expense Example:
1 year	$ 686
3 years	922
5 years	1,177
10 years	1,903
Fidelity Advisor Mid Cap Value Fund - Class C
Expense Example:
1 year	294
3 years	600
5 years	1,032
10 years	2,038
Fidelity Advisor Mid Cap Value Fund - Class M
Expense Example:
1 year	489
3 years	781
5 years	1,094
10 years	1,982
Fidelity Advisor Mid Cap Value Fund - Class I
Expense Example:
1 year	93
3 years	290
5 years	504
10 years	1,120
Fidelity Advisor Mid Cap Value Fund - Class Z
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	$ 942